Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2016

A.	DATES	Begin	End	# days

1	Payment Date		2/16/2016
2	Collection Period	1/1/2016	1/31/2016	31
3	Monthly Interest Period-Actual	1/15/2016	2/15/2016	32
4	Monthly Interest - Scheduled	1/15/2016	2/14/2016	30

B.	SUMMARY
					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes		152,720,000.00	88,605,737.97	-	-	7,522,940.60	81,082,797.37	0.5309246
7	Class A-2b Notes		152,720,000.00	88,605,737.98	-	-	7,522,940.61	81,082,797.37	0.5309246
8	Class A-3 Notes		213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes		80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes		703,940,000.00	470,801,475.95	-	-	15,045,881.21	455,755,594.74
11	Class B Notes		30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes		$734,070,000.00	500,931,475.95	$0.00	$0.00	$15,045,881.21	485,885,594.74

	Overcollateralization
13	Exchange Note		83,702,679.54	61,644,117.37				60,139,529.25
14	Series 2014-A Notes		19,254,115.86	53,865,580.40				55,370,168.52

15	Total Overcollateralization		102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization		$115,509,697.77	115,509,697.77				115,509,697.77

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	52,425.06	0.3432757	7,522,940.60	49.2596949	0.00
19	Class A-2b Notes	0.42550%	0.63550%	50,052.40	0.3277397	7,522,940.61	49.2596949	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			400,281.12	0.5686296	15,045,881.21	21.3738120	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			441,709.87	0.6017272	15,045,881.21	20.4965211	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		753,324,115.86	554,797,056.35				541,255,763.26

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			837,026,795.40	601,395,292.51
28	Aggregate Base Residual Value (Not Discounted)			585,024,723.00	510,297,253.16

	Turn-in Units			Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month			2	22,859.36
30	Turn-in Ratio on Scheduled Terminations					0.00%

				Units	Securitization Value
31	Securitization Value — Beginning of Period			33,804	616,441,173.72
32	Depreciation/Payments				(7,001,074.68)
33	Gross Credit Losses			(48)	(905,333.60)
34	Early Terminations — Regular			(2)	(37,309.90)
35	Scheduled Terminations — Returned			(152)	(2,358,186.08)
36	Payoff Units & Lease Reversals			(234)	(4,743,976.95)
37	Repurchased Leases			-	-

38	Securitization Value - End of Period			33,368	601,395,292.51

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2016

C.	SERVICING FEE

39	Servicing Fee Due				513,700.98

40	Unpaid Servicing Fees - Prior Collection Periods				0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(12,351.23)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,185,133.98
43	Beginning Reserve Account Balance				4,185,133.98
44	Ending Reserve Account Balance				4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	32,844	99.32%	592,399,006.63
46	31 - 60 Days Delinquent	151	0.46%	2,829,759.55
47	61 - 90 Days Delinquent	54	0.16%	1,011,446.08
48	91 - 120 Days Delinquent	20	0.06%	408,184.47
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	33,069	100.00%	596,648,396.73

51	Prepayment Speed (1 Month)					0.93%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				154	2,395,495.98
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(2,190,408.87)
54	Less: Excess Wear and Tear Received in Current Period					(3,444.27)
55	Less: Excess Mileage Received in Current Period					(1,530.27)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					200,112.57

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio					0.39%
58	Prior Period Net Residual Losses/(Gains) Ratio					0.17%
59	Second Prior Period Net Residual Losses/(Gains) Ratio					0.21%
60	Third Prior Period Net Residual Losses/(Gains) Ratio					0.20%
61	Four Month Average					0.24%

62	Beginning Cumulative Net Residual Losses					516,006.79
63	Current Period Net Residual Losses					200,112.57

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					716,119.36

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.09%

	Credit Losses:				Units	Amounts
66	Aggregate Securitization Value on charged-off units				48	905,333.60
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(571,190.26)

68	Current Period Net Credit Losses/(Gains)					334,143.34

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio					0.65%
70	Prior Period Net Credit Losses/(Gains) Ratio					0.34%
71	Second Prior Period Net Credit Losses/(Gains) Ratio					0.39%
72	Third Prior Period Net Credit Losses/(Gains) Ratio					0.37%
73	Four Month Average					0.44%

74	Beginning Cumulative Net Credit Losses					2,746,676.71
75	Current Period Net Credit Losses					334,143.34

76	Ending Cumulative Net Credit Losses					3,080,820.05

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.37%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	10,128,685.05
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	2,166,447.28
80	Liquidation Proceeds, Recoveries & Expenses	547,431.88
81	Insurance Proceeds	23,758.38
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	28,936.13
83	Payoff Payments	5,299,783.35
84	All Other Payments Received	-

85	Collected Amounts	18,195,042.07

86	Investment Earnings on Collection Account	4,537.83

87	Total Collected Amounts, prior to Servicer Advances	18,199,579.90

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	18,199,579.90

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	513,700.98
91	Interest on the Exchange Note - to the Trust Collection Account	762,845.95
92	Principal on the Exchange Note - to the Trust Collection Account	13,541,293.09
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,686,303.77
94	Remaining Funds Payable to Trust Collection Account	695,436.11

95	Total Distributions	18,199,579.90

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	17,685,878.92

97	Investment Earnings on Reserve Account	1,164.34

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	17,687,043.26

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	25,685.05
101	Class A Noteholders' Interest Distributable Amount	400,281.12
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	41,428.75
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	15,045,881.21
107	Remaining Funds Payable to Certificateholder	2,173,767.13

108	Total Distributions	17,687,043.26